Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the period	R 382.8	R 302.0
New leases and modifications	65.8	51.5
Lease liabilities on acquisition of subsidiaries		133.3
Repayment of lease liabilities, gross	(147.7)	(131.7)
Interest charge	33.9	33.9
Re-classification and other	(8.8)	(5.7)
Foreign currency translation	0.8	(0.5)
Balance at end of the period	326.8	382.8
Current portion of lease liabilities	(103.6)	(110.0)
Non-current lease liabilities	223.2	272.8
Short-term leases	17.1	8.6
Leases of low value assets	83.2	34.4
Variable lease payments	10.8	6.5
Total lease expense	111.1	49.5
Disclosure of maturity analysis of operating lease payments [abstract]
Gross lease liabilities	391.0	474.9
Within one year
Disclosure of maturity analysis of operating lease payments [abstract]
Gross lease liabilities	131.0	140.0
Between one and five years
Disclosure of maturity analysis of operating lease payments [abstract]
Gross lease liabilities	244.6	297.8
After five years
Disclosure of maturity analysis of operating lease payments [abstract]
Gross lease liabilities	R 15.4	R 37.1